BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 96.0%				$1,826,408,665
(COST $2,054,715,079)

Asset-Backed Securities - 14.6%				278,103,203
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	641,752	545,048
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	6,867,436	6,652,602
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,272,129	1,246,322
American Airlines, Series 2013-2 A	4.950	07/15/24	104,397	102,634
American Airlines, Series 2014-1 B	4.375	04/01/24	72,010	71,916
American Airlines, Series 2017-1 A	4.000	08/15/30	230,398	201,057
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,692,578
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,568,598	4,921,326
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,244,293	1,004,722
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	6,721,562	6,409,394
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	960,223	910,800
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	3,073,557	2,743,979
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,714,387	3,871,690
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,809,512	25,922,150
DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)(i)	6.213	02/15/40	1,321,026	1,067,855
ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	8,953,544	5,751,972
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	5,417,835
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,667,358	2,765,448
Harley Marine Financing LLC, Series 2018-1A A2 (h)(i)	5.682	05/15/43	13,004,591	12,672,032
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,870,000	10,479,694
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,013,255
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,597,392	3,133,314
HP Communities LLC (h)	5.320	03/15/23	65,323	65,174
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	2,102,119
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	907,397	644,279
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	3,217,556	2,558,182
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	9,425,002
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,179,864	1,895,959
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	2,020,792
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	20,563,447
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,585,887
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,593,042	1,187,262
ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,367,500	22,157,738
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	7,394,743	5,803,764
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(f)(h)	6.500	12/15/32	1,554,779	971,954
METAL LLC, Series 2017-1 A (h)(i)	4.581	10/15/42	16,016,598	10,130,018
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	5,866,600
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	365,122	353,150
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,006,684
PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(h)	5.294	02/25/23	4,000,000	3,958,788
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	5,166,998	4,412,145
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	4,077,877	1,539,398
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,349,239	4,777,373
S-Jets Limited, Series 2017-1 A (h)	3.967	08/15/42	3,170,083	2,658,780
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	10,242,373	6,807,737
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,185,289
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	9,318,200	8,222,879
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	4,659,100	3,928,529
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	25,416,019	24,431,885
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	731,517	635,330
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	5.750	05/17/32	5,153,824	3,911,556
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	2,823,482
United Air Lines, Series 2020-1 A	5.875	04/15/29	4,093,063	4,098,006
US Airways, Series 2011-1A	7.125	04/22/25	3,817,932	3,812,680
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	2,226,681	1,837,145
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,464,851	4,126,567

Commercial Mortgage-Backed Securities - 17.3%				329,618,083
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	6,000,000	5,579,597
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	3.541	06/15/31	5,608,848	5,493,396
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.610	11/10/48	7,000,000	6,296,492
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.907	02/10/49	5,000,000	4,451,779
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	96,135	95,769
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	3,234,075	3,225,234
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.458	05/15/45	1,500,000	1,381,500
COMM Mortgage Trust, Series 2012-CR3 E (d)(h)(i)	4.894	10/15/45	5,000,000	2,500,000
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,944,877
COMM Mortgage Trust, Series 2012-CR4 B (h)	3.703	10/15/45	5,606,000	4,596,920
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	2,436,090	2,431,905
COMM Mortgage Trust, Series 2012-LC4 C (d)(i)	5.454	12/10/44	2,514,188	2,270,515
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	2,880,915
COMM Mortgage Trust, Series 2014-CC17 D (d)(h)	5.007	05/10/47	5,210,000	4,535,314
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.081	04/10/47	5,000,000	4,822,036
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)	4.869	08/10/47	9,740,000	8,011,370
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,136,235
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.766	09/10/47	6,500,000	5,996,478
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.441	02/10/48	540,000	503,291
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.434	07/10/50	2,500,000	2,224,153
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.597	12/15/49	3,000,000	2,381,860
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.401	04/15/50	1,780,000	1,555,349
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,698,415
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.317	06/15/57	3,579,000	3,165,530
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.261	08/15/48	3,905,000	3,635,220
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(i)	3.511	08/15/48	5,795,000	3,497,118
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	7,435,689
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	3,903,241
GS Mortgage Securities Trust, Series 2011-GC5 B (d)(h)	5.302	08/10/44	3,000,000	2,853,040
GS Mortgage Securities Trust, Series 2013-G1 A2 (h)	3.557	04/10/31	647,555	642,831
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,623,797
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.644	09/10/47	4,340,000	4,124,392
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(h)(i)	4.665	09/10/47	2,955,000	2,059,841
GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.700%, floor 1.700%) (d)(h)	4.091	09/15/31	3,892,617	3,909,365
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,586,750
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	5,104,096	4,932,021
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,614,591
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	4.472	12/15/47	3,000,000	2,955,436
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	4,876,502
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)(i)	4.712	07/15/47	5,000,000	4,133,615
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.231	07/15/45	6,048,000	5,919,900
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.699	08/15/46	6,310,000	6,152,848
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.699	08/15/46	5,000,000	4,713,253
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.947	02/15/47	5,060,000	4,677,613
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)(i)	4.699	09/15/47	4,966,000	3,647,485
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,859,444
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.280	10/15/48	5,496,426	5,129,275
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	446,862
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	197,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.222	02/15/46	7,000,000	6,704,321
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.206	07/15/46	1,478,864	1,459,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.206	07/15/46	2,750,000	2,469,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.495	08/15/46	6,881,000	6,623,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.914	10/15/46	2,110,000	1,997,629
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.908	06/15/47	7,015,936	6,378,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	4,488,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.266	03/15/48	8,000,000	6,735,958
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)(i)	4.342	04/15/48	5,000,000	4,053,496
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	675,737	641,054
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.733	12/15/48	6,500,000	5,549,692
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.268	12/15/49	5,000,000	4,175,934
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	28,312	28,165
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.650%, floor 1.650%) (d)(h)	4.041	05/15/36	6,216,417	6,051,125
Palisades Center Trust, Series 2016-PLSD A (h)	2.713	04/13/33	5,000,000	4,450,000
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 A4	3.525	05/10/63	64,066	63,995
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.432	07/15/46	714,000	703,480
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.432	07/15/46	7,000,000	6,589,284
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	1,007,581
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,210,683
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.750	11/15/48	5,000,000	4,649,583
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,366,274
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.708	09/15/58	800,000	775,690
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.602	09/15/48	5,000,000	4,308,101
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.273	11/15/59	3,000,000	2,397,689
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	3.266	12/15/34	1,625,000	1,614,044
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	1,806,194	1,795,018
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,632,959
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.469	12/15/45	7,000,000	6,674,032
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,454,616
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	4.090	06/15/46	5,000,000	4,581,042
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.671	08/15/46	3,800,000	3,620,732
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.148	09/15/46	2,225,000	2,169,722
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	5,747,386
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)(i)	4.513	05/15/47	4,500,000	4,062,314
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,780,216
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,352,578
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,547,891

Convertible Bonds - 1.2%				23,258,832
DigitalBridge Group, Inc.	5.000	04/15/23	19,225,000	19,176,938
FedNat Holding Co. (h)	5.000	04/19/26	5,000,000	4,081,894

Corporate Bonds - 57.1%				1,086,538,578
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,471,166
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,555,390
Adani Abbot Point Terminal Pty. Ltd. (h)	4.450	12/15/22	8,570,000	8,391,763
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125	07/03/23	2,795,000	2,788,685
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500	09/15/23	20,529,000	20,427,325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	478,400
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875	01/16/24	1,015,000	1,010,453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150	02/15/24	6,500,000	6,303,713
Agrium Inc.	3.150	10/01/22	389,000	388,096
Aircastle Ltd.	5.000	04/01/23	7,577,000	7,573,790
Aircastle Ltd.	4.400	09/25/23	600,000	596,132
Aircastle Ltd.	4.125	05/01/24	1,190,000	1,160,028
Aircastle Ltd.	4.250	06/15/26	670,000	619,935
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,947,985
Ameris Bancorp (3 month LIBOR + 3.616%) (d)	5.445	03/15/27	5,375,000	5,399,411
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	38,652,265
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,168,321
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	9,782,880
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,474,264
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	947,426
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,960,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	6,620,000	6,626,645
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	4.209	12/15/66	31,751,000	25,480,178
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,768,619
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)	4.000	09/16/22	1,950,000	1,477,986
Banc of California, Inc.	5.250	04/15/25	4,400,000	4,370,781
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	11,729,591
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(g)	5.200	06/01/23	2,500,000	2,391,148
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/19/30	671,000	483,953
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	6,293,081
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	915,531
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	2,938,786
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	8,224,252
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(h)	5.625	08/01/28	9,000,000	8,995,871
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	10,061,272
Brandywine Operating Partnership, L.P.	3.950	02/15/23	3,746,000	3,744,640
Braskem Finance Ltd.	6.450	02/03/24	1,000,000	1,017,228
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,550,790
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	12,132,749
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	20,142,145
Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	11,457,906
CBS Broadcasting Inc.	7.125	11/01/23	150,000	153,462
CDW LLC / CDW Finance Corp.	4.125	05/01/25	750,000	736,891
CenterState Bank Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	691,678
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,644,052
Charles Schwab Corp. (3 month LIBOR + 3.315%) (d)(g)	4.895	12/01/22	21,618,000	21,344,341
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	07/09/28	740,000	585,902
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/15/28	245,000	187,717
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	12/23/29	1,152,000	871,763
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/19/30	727,000	516,440
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	07/09/33	1,394,000	885,568
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	1,789,822
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	3.547	08/25/36	868,000	706,387
Columbia/HCA Healthcare Corp.	7.690	06/15/25	622,000	660,405
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,920,173
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,358,704
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,755,614
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,261,723
Cowen Inc. (h)	7.250	05/06/24	20,000,000	20,552,602
Deutsche Bank AG	3.050	09/15/22	115,000	114,725
Deutsche Bank AG	3.950	02/27/23	2,725,000	2,717,132
Digital Equipment Corp.	7.750	04/01/23	624,000	627,337
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,500,000
Energy Transfer LP	4.200	09/15/23	1,643,000	1,639,966
Energy Transfer LP	7.600	02/01/24	1,838,000	1,900,402
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	4.358	06/01/67	8,538,000	7,193,265
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	5,776,058
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	6.533	03/15/26	4,000,000	3,932,372
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	5.290	05/01/67	17,705,000	14,429,654
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)	5.950	09/15/29	9,000,000	8,884,652
FedNat Holding Co.	7.750	03/15/29	17,000,000	15,470,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,541,352
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	6,914,042
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	5.379	10/03/22	14,997,000	14,063,251
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,950,629
FNB Corp.	2.200	02/24/23	125,000	123,652
FNB Corp.	4.875	10/02/25	2,000,000	1,970,381
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	4.345	10/01/66	9,285,000	7,583,340
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	3.212	05/05/26	1,498,000	1,426,103
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	5.159	12/15/22	44,245,000	41,844,709
General Motors Co.	4.875	10/02/23	650,000	652,998
GLP Capital L.P. / GLP Financing II, Inc.	5.375	11/01/23	8,286,000	8,180,436
Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,498,054
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	11,700,000
HCA Inc.	5.000	03/15/24	4,862,000	4,895,515
HF Sinclair Corp. (h)	2.625	10/01/23	1,638,000	1,589,371
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,929,140
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,000,000	5,954,060
Hospitality Properties Trust (i)	4.750	10/01/26	2,000,000	1,626,759
Host Hotels & Resorts LP	3.875	04/01/24	7,090,000	7,005,765
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)	6.000	12/06/28	3,000,000	2,970,998
IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	2,675,247
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(g)	5.597	10/01/22	9,552,000	9,432,600
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(g)	6.276	10/30/22	9,030,000	8,973,563
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,273,750
Kohl's Corp.	4.750	12/15/23	4,013,000	4,007,381
Liberty Commercial Finance LLC (h)	6.000	06/30/26	6,000,000	5,634,445
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	5.299	05/17/66	29,378,000	23,126,362
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	4.750	04/20/67	25,384,000	18,948,384
Lorillard Tobacco Co.	3.750	05/20/23	339,000	333,897
Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	10,475,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,684,082
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	2.589	09/15/26	625,000	607,687
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)	5.000	09/30/29	5,500,000	5,337,910
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (h)	6.500	06/20/27	7,000,000	7,017,500
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(h)	5.875	07/15/28	6,000,000	5,971,789
MPT Operating Partnership, L.P. / MPT Finance Corp.	5.250	08/01/26	275,000	263,610
Mylan N.V.	3.950	06/15/26	1,975,000	1,867,379
NatWest Group PLC	3.875	09/12/23	350,000	348,091
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,819,908
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,531,024
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	953,102
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (d)(h)	6.375	09/30/27	5,000,000	5,000,402
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	10,000,000	9,440,946
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	4,940,273
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(h)	6.875	10/01/28	5,000,000	5,030,886
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,916,627
Office Properties Income Trust	4.250	05/15/24	15,838,000	15,082,446
Office Properties Income Trust	4.500	02/01/25	100,000	93,596
Old Second Bancorp, Inc. (3 month LIBOR + 3.850%) (d)	6.100	12/31/26	1,945,000	1,944,811
Omega Healthcare Investors, Inc.	4.375	08/01/23	1,453,000	1,443,893
Omega Healthcare Investors, Inc.	5.250	01/15/26	525,000	521,077
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,745,430
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,943,035
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,914,977
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	9,082,197
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	8,371,795
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)	7.250	02/15/29	3,000,000	3,001,905
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,781,762
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/22	689,000	688,311
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/22	250,000	249,750
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/23	3,841,000	3,837,159
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/23	1,705,000	1,703,295
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/24	4,799,000	4,794,201
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/24	1,815,000	1,813,185
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/25	1,530,000	1,528,470
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	1.998	09/15/26	1,415,000	1,413,585
Phillips-Van Heusen Corp.	7.750	11/15/23	1,666,000	1,735,555
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,880,046
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	5,000,000
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	5.949	05/15/55	26,065,000	24,269,658
Prospect Capital Corp.	5.875	03/15/23	2,914,000	2,917,571
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,026,344
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,949,662
Ready Capital Corp.	5.500	12/30/28	10,000,000	9,228,961
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,191,548
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	4.494	12/15/65	33,529,000	27,803,717
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	12,700,928
Retail Opportunity Investments Partnership, LP	5.000	12/15/23	1,400,000	1,402,901
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,377,026
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	469,953
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,079,644
SL Green Operating Partnership LP	3.250	10/15/22	752,000	750,510
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,830,733
Southern Co. (3 month LIBOR + 3.630%) (d)	5.459	03/15/57	3,753,000	3,736,036
Southern National Bancorp of Virginia, Inc. (3 month LIBOR + 3.950%) (d)(h)	6.756	01/31/27	2,000,000	1,994,552
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,969,100
Spend Life Wisely Co., Inc. (3 month LIBOR + 3.742%) (d)(h)	5.571	03/15/27	3,500,000	3,500,031
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	5.426	12/15/22	1,703,000	1,686,246
Steel Dynamics, Inc.	5.000	12/15/26	1,122,000	1,120,816
Synchrony Bank	5.400	08/22/25	1,000,000	999,090
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	3,948,535
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	5.115	05/15/67	24,473,000	19,509,876
Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,600,171
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,805,362
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,768,763
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	9,802,650
Truist Financial Corp. (3 month LIBOR + 3.102%) (d)(g)	4.931	12/15/24	1,000,000	938,178
United Insurance Holdings Corp.	6.250	12/15/27	2,250,000	2,000,992
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,256,247
Upjohn Inc.	2.300	06/22/27	500,000	431,175
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)	6.500	09/01/28	6,000,000	6,033,362
VeriSign, Inc.	4.750	07/15/27	3,561,000	3,510,408
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	8,848,899
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	9,348,471
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	5.018	05/15/67	570,000	473,271
WT Holdings, Inc. (h)	7.000	04/30/23	18,000,000	17,944,923

Residential Mortgage-Backed Securities - 0.1%				1,065,675
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	170,236	160,376
Minnesota Housing Finance Agency	2.700	09/01/41	945,468	905,299

Sovereign Bonds - 0.3%				4,790,980
Antares Holdings LP (h)	6.000	08/15/23	4,830,000	4,790,980

Taxable Municipal Bonds - 0.1%				1,984,015
New Jersey Sports & Exposition Authority	6.076	03/01/23	95,000	95,101
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	90,000	90,091
Summit County OH Development Finance Authority	6.250	05/15/26	535,000	535,802
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,280,000	1,263,021

U.S. Government & Agency Securities - 0.3%				6,570,138
Federal Home Loan Banks	4.000	07/28/25	2,765,000	2,737,970
Federal Home Loan Banks	4.000	07/28/25	3,870,000	3,832,168

U.S. Government Agency Mortgage-Backed Securities - 5.0%				94,479,161
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,839,809	465,335
Fannie Mae Pool, Series 890163	5.500	03/01/24	3,399	3,398
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	82,507	82,971
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	4.106	02/25/41	443,376	6,314
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	4.056	03/25/42	6,172,190	883,833
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	3,210,301	196,801
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	3.706	03/25/43	1,948,284	254,229
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	2,023,028	95,979
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	1,774,798	144,034
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	5,153,306	260,385
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	2.797	09/25/43	7,085,414	1,201,517
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	1,466,037	154,812
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	978,210	49,662
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,645,466	2,447,521
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,568,567	1,652,917
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	25,142	23,016
Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,330,996	1,093,655
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	8,399,452	7,169,517
Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	3,202,106	2,770,390
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,220,438	1,339,297
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	4.259	02/15/41	531,453	12,192
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	5,640,651	247,332
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	2.227	10/15/42	4,310,747	294,122
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	2,205,359	97,629
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	1,956,079	126,342
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,018,938	128,894
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	4.309	02/15/42	867,749	101,623
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	28,343	61
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	5,555,712	692,811
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,896	455,763
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,129,809	2,041,598
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	507,775	394,715
Freddie Mac REMIC, Series 5129 BH	1.000	07/25/50	3,970,637	3,221,684
Freddie Mac REMIC, Series 5129 DM	1.000	08/25/50	3,972,429	3,220,095
Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	7,895,626	6,830,121
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,665,765	1,406,749
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,404,181	2,186,770
Freddie Mac REMIC, Series 5152 NK	1.000	03/25/50	996,935	816,286
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,279,790	3,251,959
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	394,239	195,404
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	8,911	9,469
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.293	04/16/53	15,346,416	65,360
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.088	10/16/56	36,395,299	361,507
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	2,821,531	179,774
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	2,565,822	65,951
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.816	11/16/60	15,315,358	886,617
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	114,050	2,293
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	184,124	17,590
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.796	12/16/60	37,059,947	1,982,629
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	232,648	28,483
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	215,215	12,498
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	208,553	6,430
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	247,030	9,651
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	1.016	08/16/61	17,862,882	1,107,568
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.821	06/16/61	21,493,692	1,120,337
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	3.682	03/20/48	5,045,193	455,090
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	8,807,149	7,852,705
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.651	11/16/61	25,910,827	1,267,055
Ginnie Mae REMIC Trust, Series 2020-15 QC	1.500	02/20/50	3,256,474	2,859,239
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.600	05/16/61	22,909,969	1,151,132
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	2,323,187	236,028
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	996,999	520,381
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,611,542	1,220,285
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	399,255	394,671
Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	3,486,669	2,886,210
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,461,598	2,127,652
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,176,774	747,366
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,227,604	3,254,343
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	6,894,492	4,897,104
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,189,673	2,180,121
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,104,167	1,551,579
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	699,678	451,051
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,247,110	2,485,401
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	2,966,052	2,215,039
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,849,576	2,645,949
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	1,206,870

SHORT-TERM INVESTMENTS - 3.6%				69,480,260
(COST $69,499,680)

Money Market Funds - 0.0%^			Shares	100,000
First American Government Obligations Fund Class X (a)	2.040		100,000	100,000

U.S. Government & Agency Securities - 3.6%			Principal Amount	69,380,260
U.S. Treasury Bills (b)	2.136	09/20/22	10,000,000	9,989,165
U.S. Treasury Bills (b)	2.368	10/11/22	10,000,000	9,973,578
U.S. Treasury Bills (b)	2.777	11/29/22	10,000,000	9,930,831
U.S. Treasury Bills (b)	3.017	12/20/22	10,000,000	9,908,028
U.S. Treasury Bills (b)	3.052	01/19/23	10,000,000	9,883,042
U.S. Treasury Bills (b)	3.182	02/09/23	10,000,000	9,859,416
U.S. Treasury Bills (b)	3.298	03/02/23	10,000,000	9,836,200

TOTAL INVESTMENTS - 99.6% (COST $2,124,214,759)				1,895,888,925

NET OTHER ASSETS AND LIABILITIES - 0.4%				6,951,066

NET ASSETS - 100.0%				$1,902,839,991

(a)	Rate shown represents the 7-day yield at August 31, 2022.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2022.
(c)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2022.

(d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At August 31, 2022, the aggregate value of these securities was $708,234,496, representing 37.22% of net assets.

(i)	Illiquid security at August 31, 2022.
^	Rounds to 0.0%.

Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2022:
		Level 1	Level 2	Level 3	Total
	Bonds
	Asset-backed securities	$–	$278,103,203	$–	$278,103,203
	Commercial mortgage-backed securities	–	329,618,083	–	329,618,083
	Convertible bonds	–	23,258,832	–	23,258,832
	Corporate bonds	–	1,086,538,578	–	1,086,538,578
	Residential mortgage-backed securities	–	1,065,675	–	1,065,675
	Sovereign bonds	–	4,790,980	–	4,790,980
	Taxable municipal bonds	–	1,984,015	–	1,984,015
	U.S. government & agency securities	–	6,570,138		6,570,138
	U.S. government agency mortgage-backed securities	–	94,479,161	–	94,479,161
	Total bonds	–	1,826,408,665	–	1,826,408,665
	Short-term investments
	Money market funds	100,000	–	–	100,000
	U.S. government & agency securities	–	69,380,260	–	69,380,260
	Total short-term investments	100,000	69,380,260	–	69,480,260
	Total investments	$100,000	$1,895,788,925	$–	$1,895,888,925

The Fund did not invest in any level-3 investments during the nine-month period ended August 31, 2022.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.